STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 20,998,219	$ 10,871,851	$ (12,851,383)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	17,938,007	(3,744,695)	(6,678,452)
Comprehensive income (loss)	38,936,226	7,127,156	(19,529,835)
Less: Comprehensive income (loss) attributable to non-controlling interests	1,703,442	(618,640)	721,387
Comprehensive income (loss) attributable to Leju Holdings Limited shareholders	$ 37,232,784	$ 7,745,796	$ (20,251,222)